Warrant Liabilities (Details 1) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Summary of fair value measurements using significant unobservable inputs (Level 3)
Warrant liability, Beginning balance	$ 8,281,247	$ 4,827,788
Decrease from Warrants Exercised	(1,055,490)	(201,311)
Increase Decrease in Fair Value	(3,436,195)	3,654,770
Warrant liability, Ending balance	$ 3,789,562	$ 8,281,247